Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Liabilities and Other Payables
Summary of accrued liabilities and other payables

	December 31, 2018	December 31, 2019	December 31, 2020
	RMB in thousands
Accrued marketing expenses	71,217	229,457	783,455
Leasing liabilities - current portion	—	95,901	150,402
Consideration payable for acquisitions and investments	502,279	79,059	125,363
Payables to producers and licensors	9,357	25,898	63,307
Professional fees	13,492	22,562	38,573
Other staff related cost	18,685	13,791	13,872
Interest payable	—	11,990	14,041
Advances from/payables to third parties	21,966	76,893	5,869
Others	33,446	20,212	42,794

Total	670,442	575,763	1,237,676